Trade and Other Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Trade and Other Accounts Receivable, Net

	December 31,
(in thousands)	2012	2011
Trade receivables	$261,492	$254,959
Income tax receivables	18,824	5,755
Other tax receivables	5,719	5,060
Innospec Inc. settlement receivable	5,065	5,015
Other	6,274	8,059
Allowance for doubtful accounts	(319)	(516)
	$297,055	$278,332